Fair Value Measurements (Details) - Schedule of fair value hierarchy - Blue Water Acquisition Corp [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Investments held in Trust Account	$ 58,652,957	$ 58,650,048
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Investments held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Investments held in Trust Account
Public warrants [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Derivative warrant liabilities - public warrants		10,005,000
Public warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Derivative warrant liabilities - public warrants
Public warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Derivative warrant liabilities - public warrants
Private Placement [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Derivative warrant liabilities - private warrants
Private Placement [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Derivative warrant liabilities - private warrants
Private Placement [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Derivative warrant liabilities - private warrants	$ 3,169,395	$ 6,693,635